Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details) [Line Items]
Goodwill	$ 13,674,164
Total purchase price comprised of:
Total consideration	14,058,900
Wealth AI [Member]
Total purchase price comprised of:
Total consideration	5,042,400
Tokyo Bay [Member]
Total purchase price comprised of:
Total consideration	4,055,000
InnoSphere Tech [Member]
Total purchase price comprised of:
Total consideration	4,961,500
Business Combination [Member]
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details) [Line Items]
Net liabilities acquired	(40,606)
Intangible assets	512,460	[1]
Goodwill	13,674,164
Deferred tax liabilities	(87,118)	[2]
Total	14,058,900
Business Combination [Member] | Wealth AI [Member]
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details) [Line Items]
Net liabilities acquired	(40,606)
Intangible assets	512,460	[1]
Goodwill	4,657,664
Deferred tax liabilities	(87,118)	[2]
Total	5,042,400
Business Combination [Member] | Tokyo Bay [Member]
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details) [Line Items]
Net liabilities acquired
Intangible assets		[1]
Goodwill	4,055,000
Deferred tax liabilities		[2]
Total	4,055,000
Business Combination [Member] | InnoSphere Tech [Member]
Business Combination - Schedule of Company Entered into a Definitive Acquisition Agreement (Details) [Line Items]
Net liabilities acquired
Intangible assets		[1]
Goodwill	4,961,500
Deferred tax liabilities		[2]
Total	4,961,500
Cash Consideration [Member]
Total purchase price comprised of:
Total consideration	3,000,000
Cash Consideration [Member] | Wealth AI [Member]
Total purchase price comprised of:
Total consideration	3,000,000
Cash Consideration [Member] | Tokyo Bay [Member]
Total purchase price comprised of:
Total consideration
Cash Consideration [Member] | InnoSphere Tech [Member]
Total purchase price comprised of:
Total consideration
Share-Based Consideration [Member]
Total purchase price comprised of:
Total consideration	7,070,900
Share-Based Consideration [Member] | Wealth AI [Member]
Total purchase price comprised of:
Total consideration	2,042,400
Share-Based Consideration [Member] | Tokyo Bay [Member]
Total purchase price comprised of:
Total consideration	2,085,000
Share-Based Consideration [Member] | InnoSphere Tech [Member]
Total purchase price comprised of:
Total consideration	2,943,500
Warrants Issued [Member]
Total purchase price comprised of:
Total consideration	3,988,000
Warrants Issued [Member] | Wealth AI [Member]
Total purchase price comprised of:
Total consideration
Warrants Issued [Member] | Tokyo Bay [Member]
Total purchase price comprised of:
Total consideration	1,970,000
Warrants Issued [Member] | InnoSphere Tech [Member]
Total purchase price comprised of:
Total consideration	$ 2,018,000

[1]	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.
[2]	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.